BANK FINANCIAL ASSETS AND LIABILITIES - Information on quality of loans to individuals and legal entities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 113,728	₽ 89,966
Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	89,134	67,772
Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	24,594	22,193
Accumulated impairment | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(12,692)	(6,067)
Accumulated impairment | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(3,744)	(3,957)
Low to fair risk | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	88,058
Low to fair risk | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		13,439
Low to fair risk | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		66,644
Low to fair risk | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	15,083
Monitoring | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	4,122
Monitoring | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		8,885
Monitoring | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		2,850
Monitoring | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	9,755
Doubtful | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	877
Impaired | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	9,646
Impaired | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		3,826
Impaired | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		4,345
Impaired | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	2,623
Stage 1 | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	84,959	64,698
Stage 1 | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	17,343	18,426
Stage 1 | Accumulated impairment | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(3,099)	(1,808)
Stage 1 | Accumulated impairment | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(899)	(681)
Stage 1 | Low to fair risk | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	88,058
Stage 1 | Low to fair risk | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		11,711
Stage 1 | Low to fair risk | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		66,506
Stage 1 | Low to fair risk | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	12,136
Stage 1 | Monitoring | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		7,396
Stage 1 | Monitoring | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	6,106
Stage 2 | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	2,370	2,016
Stage 2 | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	6,455	3,140
Stage 2 | Accumulated impairment | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(1,446)	(923)
Stage 2 | Accumulated impairment | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(141)	(77)
Stage 2 | Low to fair risk | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		1,728
Stage 2 | Low to fair risk | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		138
Stage 2 | Low to fair risk | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	2,947
Stage 2 | Monitoring | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	3,816
Stage 2 | Monitoring | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		1,489
Stage 2 | Monitoring | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		2,801
Stage 2 | Monitoring | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	3,649
Stage 3 | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	1,805	1,058
Stage 3 | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	796	627
Stage 3 | Accumulated impairment | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(8,147)	(3,336)
Stage 3 | Accumulated impairment | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(2,704)	(3,199)
Stage 3 | Monitoring | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	306
Stage 3 | Monitoring | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		49
Stage 3 | Doubtful | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	877
Stage 3 | Impaired | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	9,646
Stage 3 | Impaired | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		3,826
Stage 3 | Impaired | Carrying value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		₽ 4,345
Stage 3 | Impaired | Carrying value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 2,623